                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07169

Morgan Stanley International SmallCap Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: May 31, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INTERNATIONAL SMALLCAP FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the year ended May 31, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED MAY 31, 2006

                                                              MORGAN
                                                             STANLEY
                                                             CAPITAL           MORGAN           LIPPER
                                                       INTERNATIONAL          STANLEY    INTERNATIONAL
                                                         (MSCI) EAFE          CAPITAL       SMALL/MID-
                                                           SMALL CAP    INTERNATIONAL         CAP CORE
                                                        TOTAL RETURN      (MSCI) EAFE            FUNDS
  CLASS A       CLASS B      CLASS C      CLASS D           INDEX(1)         INDEX(2)       AVERAGE(3)
    25.01%        24.01%       24.40%       25.28%             34.79%           28.24%           33.06%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

During the 12 months ended May 31, 2006, international small-cap markets performed very well, returning nearly 35 percent as measured by the MSCI EAFE Small Cap Total Return Index (the "Index"). In mid-2005, the non-U.S. equity markets were relatively subdued as there were questions over the strength of economic activity due to higher oil prices, weaker consumer confidence and the sustainability of corporate earnings. However, in the third quarter of 2005, the Japanese equity market ignited on the back of perceptions of better economic activity and Prime Minister Koizumi's re-election. As 2005 drew to a close, Japan's robust performance drove double-digit gains in the Index. In Europe, the commodity-rich Nordic region showed particular strength as it benefited from the rise in oil prices. The United Kingdom, meanwhile, lagged most European markets as rising interest rates dampened consumer spending and in turn, economic activity.

In 2006, equity markets were driven by global merger and acquisition activity, positive earnings news and robust economic activity. In Europe, the U.K. economy sustained its fastest growth in a year during the first quarter, and business confidence improved throughout the region, most significantly in Germany. This gave the market increasing confidence that mainland Europe was finally enjoying a cyclical economic upswing in its economy. In the United States, first quarter gross domestic product growth was revised upward, boding well for the rest of the world.

Amid these positive trends, gains in the Pacific region became much more modest due to increased volatility in Japan's market. In January and February, Japanese equities suffered a sell-off due to allegations of fraud at one of the country's best known Internet companies and a subsequent trading halt on the Tokyo Stock Exchange floor. Although the market did rebound in March, investors demonstrated changed preferences: the sectors which drove performance in the last half of 2005 have had difficulty making progress into 2006.

The reporting period ended on a much more sour note. In May 2006, mounting concerns about globally rising inflation led to a widespread market correction across the world's major equity markets. Increasing uncertainty about the potentially negative impact of globally rising interest rates, high commodity prices and a slowing U.S. economy further contributed to this volatile climate.

For the 12-month period overall, international small-cap stocks outperformed their large-cap counterparts. Commodity-related sectors such as energy and materials were the best performing areas of the Index, driven by surging commodity prices and a backdrop of strong economic activity. In contrast, telecommunication services was the weakest performing sector, as the group remained out of favor with investors. In 2005, rising U.S. interest rates supported the strengthening U.S. dollar. However, structural factors -- such as the U.S. current account deficit and central bank diversification -- have reversed dollar sentiment, adding downward pressure to the currency in 2006.

PERFORMANCE ANALYSIS

Morgan Stanley International SmallCap Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Small/Mid-Cap Core Funds Average for the 12 months ended May 31, 2006, assuming no deduction of applicable sales charges.

Although the Fund lagged its benchmarks during the reporting period, it did achieve a strong absolute return. Relative to the MSCI EAFE Small Cap Total Return Index, however, the Fund was hampered by both stock selection and sector allocation. The sectors with the most negative impact on relative returns were consumer discretionary, materials, industrials and energy. In the consumer discretionary sector, weak results among the Fund's retailing, consumer durables and apparel, consumer services and media holdings detracted from the Fund's performance. Despite their positive returns, the Fund's selections of materials and industrials stocks were unable to match the significantly outsized gains of the Index's sectors during the period. The Fund's lack of energy exposure also diminished relative gains. Although the energy sector has done well for some time, our analysis has indicated that the energy stocks in our small-cap universe face significant downside risks, especially at their currently high valuations. Turning to country-specific results, the United Kingdom, Switzerland and Australia were the most negative influences on the Fund's relative performance.

However, the Fund did outpace the Index in other areas. Stock selection in the information technology sector contributed substantial gains relative to the Index, especially within the technology hardware and equipment and the software and services industries. The health care sector was another standout, primarily due to health care equipment and services stocks. The Fund's underweight to the telecommunications sector, the Index's worst performing group, also proved advantageous. Stock selection in consumer staples was a positive but an overweight to the sector detracted. From a country standpoint, Italy, Finland and the Netherlands added most to relative results.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Sumitomo Osaka Cement Co., Ltd.                                                 2.8%
Schibsted ASA                                                                   2.6
Japan Securities Finance Co., Ltd.                                              2.6
Ariake Japan Co., Ltd.                                                          2.2
Taiheiyo Cement Corp.                                                           2.1
Kerry Group PLC (A Shares)                                                      2.1
Omega Pharma S.A.                                                               2.0
Fisher & Paykel Healthcare Corp. Ltd.                                           1.7
Getronics NV                                                                    1.7
Buzzi Unicem SpA                                                                1.7

TOP FIVE COUNTRIES

Japan                                                                          27.4%
United Kingdom                                                                 13.3
France                                                                          7.7
Germany                                                                         7.6
Italy                                                                           6.3

DATA AS OF MAY 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) OF "SMALL CAPITALIZATION" COMPANIES LOCATED OUTSIDE THE UNITED STATES. A COMPANY IS CONSIDERED TO BE A "SMALL CAPITALIZATION" COMPANY IF IT HAS A MARKET CAPITALIZATION OF GENERALLY LESS THAN $4 BILLION AT THE TIME OF PURCHASE. THE FUND INVESTS IN COMPANIES LOCATED IN AT LEAST THREE COUNTRIES OUTSIDE THE UNITED STATES, AND CURRENTLY MAY INVEST MORE THAN 25 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES LOCATED IN EACH OF THE UNITED KINGDOM AND JAPAN. A COMPANY IS CONSIDERED TO BE LOCATED IN A PARTICULAR COUNTRY IF IT (a) IS ORGANIZED UNDER THE LAWS OF THE COUNTRY, (b) HAS SECURITIES WHICH ARE PRINCIPALLY TRADED ON A STOCK EXCHANGE IN THE COUNTRY, (c) DERIVES AT LEAST 50 PERCENT OF ITS REVENUES FROM GOODS PRODUCED OR SOLD, INVESTMENTS MADE, OR SERVICES PERFORMED IN THE COUNTRY, OR (d) MAINTAINS AT LEAST 50 PERCENT OF ITS ASSETS IN THE COUNTRY. THE FUND MAY INVEST UP TO 10 PERCENT OF ITS ASSETS IN EMERGING MARKET COUNTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND

THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

                                        MSCI EAFE SMALL CAP                                 LIPPER INTERNATIONAL
                            FUND^      TOTAL RETURN INDEX(1)   MSCI EAFE INDEX(2)     SMALL/MID-CAP CORE FUNDS AVERAGE(3)
                         ----------    ---------------------   ------------------     -----------------------------------
5/31/1996                $   10,000        $      10,000          $     10,000               $                10,000
5/31/1997                $    9,048        $       9,240          $     10,754               $                10,994
5/31/1998                $    8,927        $       8,155          $     11,949               $                12,209
5/31/1999                $    8,927        $       7,723          $     12,470               $                12,530
5/31/2000                $   11,361        $       8,277          $     14,608               $                15,734
5/31/2001                $    9,914        $       7,824          $     12,091               $                15,016
5/31/2002                $   10,260        $       7,759          $     10,930               $                15,558
5/31/2003                $    9,193        $       7,209          $      9,585               $                14,634
5/31/2004                $   13,439        $      10,818          $     12,716               $                20,507
5/31/2005                $   15,663        $      13,432          $     14,576               $                24,262
5/31/2006                $   19,424        $      18,105          $     18,692               $                32,283

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2006

                           CLASS A SHARES*        CLASS B SHARES**   CLASS C SHARES+     CLASS D SHARES++
                          (SINCE 07/28/97)        (SINCE 07/29/94)   (SINCE 07/28/97)    (SINCE 07/28/97)
SYMBOL                               ISMAX                   ISMBX             ISMCX               ISMDX
1 YEAR                               25.01%(4)               24.01%(4)          24.40%(4)           25.28%(4)
                                     18.45(5)                19.01(5)           23.40(5)               --
5 YEARS                              15.36(4)                14.40(4)           14.54(4)            15.57(4)
                                     14.12(5)                14.16(5)           14.54(5)               --
10 YEARS                                --                    6.86(4)              --                  --
                                        --                    6.86(5)              --                  --
SINCE INCEPTION                       9.86(4)                 6.02(4)            9.06(4)            10.00(4)
                                      9.19(5)                 6.02(5)            9.06(5)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.
(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE SMALL CAP TOTAL RETURN INDEX IS A MARKET VALUE WEIGHTED AVERAGE OF THE PERFORMACE OF OVER 900 SECURITIES OF COMPANIES LISTED ON THE STOCK EXCHANGES OF COUNTRIES IN EUROPE, AUSTRALASIA, AND THE FAR EAST, INCLUDING PRICE PERFORMANCE AND INCOME FROM DIVIDEND PAYMENTS. THE INDEX AIMS TO CAPTURE 40% OF THE FULL MARKET CAPITALIZATION OF THE ELIGIBLE SMALL CAP UNIVERSE OF COMPANIES OF EACH COUNTRY BY INDUSTRY. FOR PERIODS PRIOR TO DECEMBER 31, 2000, THE INDEX'S RETURNS INCLUDE THOSE OF THE MSCI EAFE SMALL CAP PRICE INDEX. FOR PERIODS FROM JANUARY 1, 2001 AND BEYOND, THE INDEX'S RETURNS REFLECT THOSE OF THE TOTAL RETURN (NET) INDEX WHICH REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE FUND'S BENCHMARK IS BEING CHANGED FROM THE MSCI EAFE INDEX TO THE MSCI EAFE SMALL CAP TOTAL RETURN INDEX TO MORE ACCURATELY REFLECT THE FUND'S INVESTIBLE UNIVERSE.
(2) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(3) THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2006.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/05 - 05/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                    12/01/05 -
                                                    12/01/05        05/31/06         05/31/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (15.35% return)                            $    1,000.00   $    1,153.50   $          9.61
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,016.01   $          9.00

CLASS B
Actual (14.90% return)                            $    1,000.00   $    1,149.00   $         13.66
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,012.22   $         12.79

CLASS C
Actual (15.18% return)                            $    1,000.00   $    1,151.80   $         11.59
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,014.16   $         10.85

CLASS D
Actual (15.49% return)                            $    1,000.00   $    1,154.90   $          8.33
Hypothetical (5% annual return before expenses)   $    1,000.00   $    1,017.20   $          7.80

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.79%, 2.55%, 2.16% AND 1.55% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 2.00%, 2.75%, 2.37% AND 1.75% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee rate would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2006

  NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
              COMMON STOCKS (a) (98.1%)

              AUSTRALIA (3.4%)
              APPAREL/FOOTWEAR
    408,419   Pacific Brands Ltd.                                              $    650,973
                                                                               ------------
              FOOD: MAJOR DIVERSIFIED
    222,234   Goodman Fielder Ltd.*                                                 351,833
                                                                               ------------
              HOSPITAL/NURSING MANAGEMENT
     68,829   Ramsay Health Care Ltd.                                               518,779
                                                                               ------------
              PACKAGED SOFTWARE
    949,025   Infomedia Ltd.                                                        436,582
    567,345   MYOB Ltd.                                                             356,922
                                                                               ------------
                                                                                    793,504
                                                                               ------------
              PUBLISHING: NEWSPAPERS
    118,964   John Fairfax Holdings Ltd.                                            336,322
                                                                               ------------
              TOTAL AUSTRALIA                                                     2,651,411
                                                                               ------------
              AUSTRIA (0.6%)
              MISCELLANEOUS MANUFACTURING
     22,954   Zumtobel AG*                                                          507,379
                                                                               ------------
              BELGIUM (2.0%)
              FOOD: SPECIALTY/CANDY
     22,498   Omega Pharma S.A.                                                   1,529,881
                                                                               ------------
              CAYMAN ISLANDS (0.8%)
              SEMICONDUCTORS
  1,724,000   Solomon Systech International Ltd.                                    592,363
                                                                               ------------
              DENMARK (1.6%)
              BEVERAGES: ALCOHOLIC
     12,072   Carlsberg A/S (Series B)                                              845,896
                                                                               ------------
              FOOD: SPECIALTY/CANDY
      4,699   Danisco A/S                                                           381,763
                                                                               -------------
              TOTAL DENMARK                                                       1,227,659
                                                                               ------------
              FINLAND (1.6%)
              BUILDING PRODUCTS
     16,376   Uponor Oyj                                                            474,740
                                                                               ------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY
     19,717   Wartsila Oyj (B Shares)                                          $    769,970
                                                                               ------------
              TOTAL FINLAND                                                       1,244,710
                                                                               ------------
              FRANCE (7.7%)
              AEROSPACE & DEFENSE
      9,692   Zodiac S.A.                                                           538,301
                                                                               ------------
              BROADCASTING
     22,280   NRJ Group*                                                            475,418
                                                                               ------------
              COMPUTER PROCESSING HARDWARE
     93,529   Bull S.A.*                                                            940,863
                                                                               ------------
              ELECTRICAL PRODUCTS
      8,246   Nexans S.A.                                                           636,464
                                                                               ------------
              FINANCIAL PUBLISHING/SERVICES
      9,979   GL Trade S.A.                                                         478,886
                                                                               ------------
              MISCELLANEOUS MANUFACTURING
     23,254   Saft Groupe S.A.*                                                     670,483
                                                                               ------------
              OFFICE EQUIPMENT/SUPPLIES
      8,282   Neopost S.A.                                                          888,246
                                                                               ------------
              PHARMACEUTICALS: OTHER
     19,686   Ipsen S.A.*                                                           832,592
                                                                               ------------
              REAL ESTATE DEVELOPMENT
     11,071   Icade*                                                                487,302
                                                                               ------------
              TOTAL FRANCE                                                        5,948,555
                                                                               ------------
              GERMANY (5.5%)
              CHEMICALS: AGRICULTURAL
     11,036   K+S AG                                                                920,154
                                                                               ------------
              INDUSTRIAL MACHINERY
     14,131   IWKA AG                                                               382,967
                                                                               ------------
              INTERNET SOFTWARE/SERVICES
      2,901   SCS Standard Computersysteme*                                               0
                                                                               ------------
              INVESTMENT BANKS/BROKERS
     29,217   AWD Holding AG                                                      1,012,353
                                                                               ------------
              MEDICAL DISTRIBUTORS
      3,910   Celesio AG                                                            374,707
                                                                               ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
              MISCELLANEOUS COMMERCIAL SERVICES
     19,613   GfK AG*                                                          $    786,950
     17,811   Techem AG                                                             776,135
                                                                               ------------
                                                                                  1,563,085
                                                                               ------------
              TOTAL GERMANY                                                       4,253,266
                                                                               ------------
              HONG KONG (0.1%)
              SPECIALTY TELECOMMUNICATIONS
     53,560   Asia Satellite Telecommunications Holdings Ltd.                        91,047
                                                                               ------------
              IRELAND (2.5%)
              FOOD: MEAT/FISH/DAIRY
    111,871   Glanbia PLC                                                           329,675
                                                                               ------------
              FOOD: SPECIALTY/CANDY
     71,471   Kerry Group PLC (A Shares)                                          1,602,597
                                                                               ------------
              TOTAL IRELAND                                                       1,932,272
                                                                               ------------
              ITALY (6.3%)
              AUTO PARTS: O.E.M.
     46,760   Sogefi SpA                                                            329,850
                                                                               ------------
              BEVERAGES: ALCOHOLIC
    108,700   Davide Campari-Milano SpA                                           1,027,203
                                                                               ------------
              CONSTRUCTION MATERIALS
     57,003   Buzzi Unicem SpA                                                    1,312,298
                                                                               ------------
              ELECTRONIC COMPONENTS
     21,609   SAES Getters SpA                                                      704,767
                                                                               ------------
              FINANCE/RENTAL/LEASING
      9,173   Banca Italease                                                        474,658
                                                                               ------------
              INDUSTRIAL MACHINERY
     46,960   Interpump Group SpA                                                   401,963
                                                                               ------------
              REGIONAL BANKS
    221,953   Banca CR Firenze                                                      630,157
                                                                               ------------
              TOTAL ITALY                                                         4,880,896
                                                                               ------------
              JAPAN (27.4%)
              BEVERAGES: NON-ALCOHOLIC
     11,600   ITO EN, Ltd.                                                          378,786
                                                                               ------------
              COMMERCIAL PRINTING/FORMS
     43,000   Asia Securities Printing Co., Ltd.                               $    435,986
     22,000   Nissha Printing Co., Ltd.                                             865,468
     23,000   Toppan Forms Co., Ltd.                                                322,470
                                                                               ------------
                                                                                  1,623,924
                                                                               ------------
              CONSTRUCTION MATERIALS
    651,000   Sumitomo Osaka Cement Co., Ltd.                                     2,172,192
    384,000   Taiheiyo Cement Corp.                                               1,623,951
                                                                               ------------
                                                                                  3,796,143
                                                                               ------------
              CONTAINERS/PACKAGING
    102,000   Rengo Co., Ltd.                                                       822,737
                                                                               ------------
              ELECTRICAL PRODUCTS
     12,800   Mabuchi Motor Co., Ltd.                                               752,217
     32,000   PATLITE Corp.                                                         338,706
                                                                               ------------
                                                                                  1,090,923
                                                                               ------------
              ELECTRONIC COMPONENTS
     34,100   Yamaichi Electronics Co., Ltd.                                        372,709
                                                                               ------------
              ELECTRONIC PRODUCTION EQUIPMENT
     41,500   Shinkawa Ltd.                                                       1,154,165
                                                                               ------------
              ELECTRONICS/APPLIANCES
      9,550   Nihon Trim Co., Ltd.                                                  449,841
                                                                               ------------
              FINANCE/RENTAL/LEASING
    228,500   APLUS Co., Ltd.*                                                      808,263
     33,100   Century Leasing System, Inc.                                          512,803
     19,500   Fuyo General Lease Co., Ltd.                                          744,360
    158,000   Japan Securities Finance Co., Ltd.                                  1,996,596
     46,600   Sanyo Electric Credit Co., Ltd.                                     1,022,347
                                                                               ------------
                                                                                  5,084,369
                                                                               ------------
              FOOD: SPECIALTY/CANDY
     71,600   Ariake Japan Co., Ltd.                                              1,713,855
                                                                               ------------
              HOUSEHOLD/PERSONAL CARE
     10,200   Milbon Co., Ltd.                                                      422,501
                                                                               ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
              INDUSTRIAL SPECIALTIES
     16,000   Taisei Lamick Co., Ltd.                                          $    456,127
                                                                               ------------
              MEDICAL SPECIALTIES
      9,800   Nakanishi Inc.                                                      1,155,030
                                                                               ------------
              MISCELLANEOUS MANUFACTURING
     92,000   Takuma Co., Ltd.                                                      672,085
                                                                               ------------
              PROPERTY - CASUALTY INSURERS
    209,400   Nisshin Fire and Marine Insurance Co., Ltd.                           931,363
                                                                               ------------
              RESTAURANTS
     20,800   Hurxley Corp.                                                         361,194
     23,000   Nippon Restaurant System, Inc.                                        770,847
                                                                               ------------
                                                                                  1,132,041
                                                                               ------------
              TOTAL JAPAN                                                        21,256,599
                                                                               ------------
              NETHERLANDS (6.1%)
              APPAREL/FOOTWEAR RETAIL
     21,505   Macintosh Retail Group NV                                             725,409
                                                                               ------------
              INFORMATION TECHNOLOGY SERVICES
    110,656   Getronics NV                                                        1,314,124
     23,292   Ordina NV                                                             493,613
                                                                               ------------
                                                                                  1,807,737
                                                                               ------------
              INVESTMENT BANKS/BROKERS
      5,505   Van Lanschot NV                                                       493,787
                                                                               ------------
              PERSONNEL SERVICES
     16,661   Randstad Holding NV                                                 1,024,950
      8,218   USG People NV                                                         638,302
                                                                               ------------
                                                                                  1,663,252
                                                                               ------------
              TOTAL NETHERLANDS                                                   4,690,185
                                                                               ------------
              NEW ZEALAND (3.5%)
              DISCOUNT STORES
    377,820   Warehouse Group Ltd. (The)                                            928,739
                                                                               ------------
              ELECTRONICS/APPLIANCES
    166,052   Fisher & Paykel Appliances Holdings Ltd.                              462,199
                                                                               ------------
              MEDICAL SPECIALTIES
    468,958   Fisher & Paykel Healthcare Corp. Ltd.                            $  1,343,589
                                                                               ------------
              TOTAL NEW ZEALAND                                                   2,734,527
                                                                               ------------
              NORWAY (5.5%)
              ELECTRICAL PRODUCTS
     39,830   Eltek ASA*                                                            532,455
                                                                               ------------
              ENGINEERING & CONSTRUCTION
     12,709   Veidekke ASA                                                          481,061
                                                                               ------------
              OIL & GAS PRODUCTION
     22,195   Revus Energy ASA*                                                     204,544
                                                                               ------------
              PUBLISHING: NEWSPAPERS
     70,576   Schibsted ASA                                                       2,010,467
                                                                               ------------
              PULP & PAPER
     68,958   Norske Skogindustrier ASA                                             999,369
                                                                               ------------
              TOTAL NORWAY                                                        4,227,896
                                                                               ------------
              SPAIN (0.7%)
              PULP & PAPER
     18,192   Miquel y Costas & Miquel, S.A.                                        537,330
                                                                               ------------
              SWEDEN (4.9%)
              ADVERTISING/MARKETING SERVICES
     96,117   Eniro AB                                                            1,040,280
                                                                               ------------
              AEROSPACE & DEFENSE
     50,654   Saab AB (B Shares)                                                  1,190,716
                                                                               ------------
              ELECTRONIC PRODUCTION EQUIPMENT
     31,756   Micronic Laser Systems AB*                                            597,282
                                                                               ------------
              PULP & PAPER
     41,816   Billerud                                                              598,528
                                                                               ------------
              TOBACCO
     25,835   Swedish Match AB                                                      407,355
                                                                               ------------
              TOTAL SWEDEN                                                        3,834,161
                                                                               ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
              SWITZERLAND (4.6%)
              BUILDING PRODUCTS
     15,465   Schindler Holding AG                                             $    809,191
        244   Zehnder Group AG (Bearer Shares)                                      383,446
                                                                               ------------
                                                                                  1,192,637
                                                                               ------------
              INDUSTRIAL SPECIALTIES
      1,297   sia Abrasives Holding AG (Registered Shares)                          403,391
                                                                               ------------
              PHARMACEUTICALS: MAJOR
      3,876   Galenica Holding AG (Registered Shares)                               791,594
                                                                               ------------
              PUBLISHING: BOOKS/MAGAZINES
        443   Edipresse S.A. (Bearer Shares)                                        205,403
                                                                               ------------
              TRUCKS/CONSTRUCTION/
              FARM MACHINERY
     10,039   Bucher Industries AG (Registered Shares)                              945,687
                                                                               ------------
              TOTAL SWITZERLAND                                                   3,538,712
                                                                               ------------
              UNITED KINGDOM (13.3%)
              BEVERAGES: NON-ALCOHOLIC
    311,581   Britvic PLC*                                                        1,185,440
                                                                               ------------
              CASINO/GAMING
     71,660   William Hill PLC                                                      824,723
                                                                               ------------
              COMMERCIAL PRINTING/FORMS
     50,493   De La Rue PLC                                                         495,205
                                                                               ------------
              FINANCE/RENTAL/LEASING
    120,086   Cattles PLC                                                           785,889
                                                                               ------------
              FOOD RETAIL
     66,323   Premier Foods PLC                                                     382,207
                                                                               ------------
              FOOD: SPECIALTY/CANDY
    162,037   Devro PLC                                                             386,927
     74,802   RHM PLC                                                               373,803
                                                                               ------------
                                                                                    760,730
                                                                               ------------
              INDUSTRIAL MACHINERY
    251,080   FKI PLC                                                          $    504,701
     59,803   Rotork PLC                                                            782,527
     61,564   Spirax-Sarco Engineering PLC                                        1,049,547
                                                                               ------------
                                                                                  2,336,775
                                                                               ------------
              INTERNET SOFTWARE/SERVICES
     44,221   PlusNet PLC*                                                          166,998
                                                                               ------------
              OTHER TRANSPORTATION
    209,448   Stagecoach Group PLC                                                  398,351
                                                                               ------------
              PROPERTY - CASUALTY INSURERS
     81,106   Catlin Group Ltd.                                                     636,792
                                                                               ------------
              RESTAURANTS
    126,678   Luminar PLC                                                         1,243,549
                                                                               ------------
              TRUCKING
    179,986   Wincanton PLC                                                       1,100,218
                                                                               ------------
              TOTAL UNITED KINGDOM                                               10,316,877
                                                                               ------------
              TOTAL COMMON STOCKS
               (COST $59,371,339)                                                75,995,726
                                                                               ------------
              PREFERRED STOCKS (a) (2.1%)
              GERMANY
              APPAREL/FOOTWEAR
     15,503   Hugo Boss AG                                                          639,523
                                                                               ------------
              INDUSTRIAL MACHINERY
     24,426   Sartorius AG                                                          976,835
                                                                               ------------
              TOTAL PREFERRED STOCKS
               (COST $425,871)                                                    1,616,358
                                                                               ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                        VALUE
-------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (0.1%)
              REPURCHASE AGREEMENT
$        72   Joint repurchase agreement account 5.01% due 06/01/06
               (dated 05/31/06; proceeds $72,010) (b)
               (COST $72,000)                                                  $     72,000
                                                                               ------------
TOTAL INVESTMENTS
 (COST $59,869,210)(c)                                     100.3%                77,684,084
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                               (0.3)                  (190,723)
                                                           -----               ------------
NET ASSETS                                                 100.0%              $ 77,493,361
                                                           =====               ============

----------
      *   NON-INCOME PRODUCING SECURITY.
     (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $77,612,084 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
     (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $60,547,084. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $18,685,488 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,548,488, RESULTING IN NET UNREALIZED APPRECIATION OF $17,137,000.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2006:

                                                  UNREALIZED
   CONTRACTS       IN EXCHANGE       DELIVERY    APPRECIATION
  TO DELIVER           FOR             DATE     (DEPRECIATION)
--------------------------------------------------------------
$       30,676    EUR     23,847    06/02/06     $        (119)
$       68,535    HKD    531,657    06/02/06                (6)
$       56,704    JPY  6,354,850    06/02/06              (257)
$       11,183    NOK     68,113    06/02/06                10
NZD    338,442    $      216,129    06/02/06             1,218
$       45,362    SEK    326,880    06/02/06              (155)
                                                 -------------
    Net Unrealized Appreciation                  $         691
                                                 =============

CURRENCY ABBREVIATIONS:

EUR      EURO.
HKD      HONG KONG DOLLAR.
JPY      JAPANESE YEN.
NZD      NEW ZEALAND DOLLAR.
NOK      NORWEGIAN KRONE.
SEK      SWEDISH KRONA.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS - MAY 31, 2006

                                                                                           PERCENT OF
INDUSTRY                                                                  VALUE            NET ASSETS
-----------------------------------------------------------------------------------------------------
Finance/Rental/Leasing                                                $  6,344,916            8.2%
Food: Specialty/Candy                                                    5,988,826            7.7
Construction Materials                                                   5,108,441            6.6
Industrial Machinery                                                     4,098,540            5.3
Medical Specialties                                                      2,498,619            3.2
Restaurants                                                              2,375,590            3.1
Publishing: Newspapers                                                   2,346,789            3.0
Electrical Products                                                      2,259,842            2.9
Pulp & Paper                                                             2,135,227            2.8
Commercial Printing/Forms                                                2,119,129            2.7
Beverages: Alcoholic                                                     1,873,099            2.4
Miscellaneous Manufacturing                                              1,849,947            2.4
Information Technology Services                                          1,807,737            2.3
Electronic Production Equipment                                          1,751,447            2.3
Aerospace & Defense                                                      1,729,017            2.2
Trucks/Construction/Farm Machinery                                       1,715,657            2.2
Building Products                                                        1,667,377            2.2
Personnel Services                                                       1,663,252            2.2
Property - Casualty Insurers                                             1,568,155            2.0
Beverages: Non-Alcoholic                                                 1,564,226            2.0
Miscellaneous Commercial Services                                        1,563,085            2.0
Investment Banks/Brokers                                                 1,506,140            1.9
Apparel/Footwear                                                         1,290,496            1.7
Trucking                                                                 1,100,218            1.4
Electronic Components                                                    1,077,476            1.4
Advertising/Marketing Services                                           1,040,280            1.3
Computer Processing Hardware                                               940,863            1.2
Discount Stores                                                            928,739            1.2
Chemicals: Agricultural                                                    920,154            1.2
Electronics/Appliances                                                     912,040            1.2
Office Equipment/Supplies                                                  888,246            1.2
Industrial Specialties                                                     859,518            1.1
Pharmaceuticals: Other                                                     832,592            1.1
Casino/Gaming                                                              824,723            1.1
Containers/Packaging                                                       822,737            1.1
Packaged Software                                                     $    793,504            1.0%
Pharmaceuticals: Major                                                     791,594            1.0
Apparel/Footwear Retail                                                    725,409            0.9
Regional Banks                                                             630,157            0.8
Semiconductors                                                             592,363            0.8
Hospital/Nursing Management                                                518,779            0.7
Real Estate Development                                                    487,302            0.6
Engineering & Construction                                                 481,061            0.6
Financial Publishing/Services                                              478,886            0.6
Broadcasting                                                               475,418            0.6
Household/Personal Care                                                    422,501            0.6
Tobacco                                                                    407,355            0.5
Other Transportation                                                       398,351            0.5
Food Retail                                                                382,207            0.5
Medical Distributors                                                       374,707            0.5
Food: Major Diversified                                                    351,833            0.5
Auto Parts: O.E.M.                                                         329,850            0.4
Food: Meat/Fish/Dairy                                                      329,675            0.4
Publishing: Books/Magazines                                                205,403            0.3
Oil & Gas Production                                                       204,544            0.3
Internet Software/Services                                                 166,998            0.2
Specialty Telecommunications                                                91,047            0.1
Repurchase Agreement                                                        72,000            0.1
                                                                      ------------          -----
                                                                      $ 77,684,084*         100.3%
                                                                      ============          =====

----------
     * DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED APPRECIATION OF $691.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2006

ASSETS:
Investments in securities, at value (cost $59,869,210)                        $    77,684,084
Cash (Including $73,812 in foreign currency, at value with cost of $73,820)            73,944
Unrealized appreciation on open forward foreign currency contracts                      1,228
Receivable for:
    Investments sold                                                                  329,651
    Dividends                                                                         179,312
    Foreign withholding taxes reclaimed                                                44,735
    Shares of beneficial interest sold                                                  1,266
Prepaid expenses and other assets                                                      29,457
                                                                              ---------------
    TOTAL ASSETS                                                                   78,343,677
                                                                              ---------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                        537
Payable for:
    Investments purchased                                                             435,139
    Shares of beneficial interest redeemed                                            216,737
    Investment advisory fee                                                            53,556
    Distribution fee                                                                   39,615
    Administration fee                                                                  5,903
    Transfer agent fee                                                                  3,490
Accrued expenses and other payables                                                    95,339
                                                                              ---------------
    TOTAL LIABILITIES                                                                 850,316
                                                                              ---------------
    NET ASSETS                                                                $    77,493,361
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                               $    40,091,801
Net unrealized appreciation                                                        17,820,957
Accumulated undistributed net investment income                                       263,173
Accumulated undistributed net realized gain                                        19,317,430
                                                                              ---------------
    NET ASSETS                                                                $    77,493,361
                                                                              ===============
CLASS A SHARES:
Net Assets                                                                    $    35,197,252
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           2,260,354
    NET ASSET VALUE PER SHARE                                                 $         15.57
                                                                              ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                           $         16.43
                                                                              ===============
CLASS B SHARES:
Net Assets                                                                    $    28,148,340
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           1,920,379
    NET ASSET VALUE PER SHARE                                                 $         14.66
                                                                              ===============
CLASS C SHARES:
Net Assets                                                                    $     4,499,378
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             306,918
    NET ASSET VALUE PER SHARE                                                 $         14.66
                                                                              ===============
CLASS D SHARES:
Net Assets                                                                    $     9,648,391
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             615,603
    NET ASSET VALUE PER SHARE                                                 $         15.67
                                                                              ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2006

NET INVESTMENT LOSS:
INCOME
Dividends (net of $149,383 foreign withholding tax)                           $     1,834,877
Interest                                                                               29,136
                                                                              ---------------
    TOTAL INCOME                                                                    1,864,013
                                                                              ---------------
EXPENSES
Investment advisory fee                                                               906,754
Distribution fee (Class A shares)                                                      85,303
Distribution fee (Class B shares)                                                     337,313
Distribution fee (Class C shares)                                                      40,560
Transfer agent fees and expenses                                                      187,508
Custodian fees                                                                        144,989
Professional fees                                                                      85,918
Shareholder reports and notices                                                        81,374
Administration fee                                                                     76,358
Registration fees                                                                      50,841
Trustees' fees and expenses                                                             1,256
Other                                                                                  35,122
                                                                              ---------------
    TOTAL EXPENSES                                                                  2,033,296
Less: amounts waived/reimbursed                                                       (88,384)
Less: expense offset                                                                     (333)
                                                                              ---------------
    NET EXPENSES                                                                    1,944,579
                                                                              ---------------
    NET INVESTMENT LOSS                                                               (80,566)
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                                        24,993,310
Foreign exchange transactions                                                        (156,079)
                                                                              ---------------
    NET REALIZED GAIN                                                              24,837,231
                                                                              ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                        (4,335,771)
Translation of forward foreign currency contracts and other
  assets and liabilities denominated in foreign currencies                             16,363
                                                                              ---------------
    NET DEPRECIATION                                                               (4,319,408)
                                                                              ---------------
    NET GAIN                                                                       20,517,823
                                                                              ---------------
NET INCREASE                                                                  $    20,437,257
                                                                              ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR       FOR THE YEAR
                                                                                 ENDED               ENDED
                                                                              MAY 31, 2006       MAY 31, 2005
                                                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                                 $       (80,566)   $       272,408
Net realized gain                                                                 24,837,231         16,594,336
Net change in unrealized appreciation                                             (4,319,408)         1,758,305
                                                                             ---------------    ---------------
    NET INCREASE                                                                  20,437,257         18,625,049
                                                                             ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares                                                                  (268,060)           (50,812)
    Class B shares                                                                        --            (17,134)
    Class C shares                                                                        --            (12,387)
    Class D shares                                                                   (84,009)          (289,095)

Net realized gain
    Class A shares                                                                (6,233,673)          (173,176)
    Class B shares                                                                (6,386,649)        (1,536,148)
    Class C shares                                                                  (933,283)          (136,133)
    Class D shares                                                                (1,795,580)          (866,678)
                                                                             ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                                            (15,701,254)        (3,081,563)
                                                                             ---------------    ---------------

Net decrease from transactions in shares of beneficial interest                  (39,051,656)       (16,783,619)
                                                                             ---------------    ---------------

    NET DECREASE                                                                 (34,315,653)        (1,240,133)

NET ASSETS:
Beginning of period                                                              111,809,014        113,049,147
                                                                             ---------------    ---------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $263,173 AND
DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $23,072, RESPECTIVELY)       $    77,493,361    $   111,809,014
                                                                             ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of the daily net assets not exceeding $1.5 billion and 0.90% to the portion of the daily net assets in excess of $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $366,281 for the year ended May 31, 2006.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.55% of the average daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,652,896 at May 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.82%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $96,753 and $662, respectively and received $6,149 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2006 aggregated $37,425,292 and $91,871,816, respectively. Included in the aforementioned transactions are sales of $26,406,489 with other Morgan Stanley funds, including realized gains of $5,492,076.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2006, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At May 31, 2006, investments in securities of issuers in Japan and the United Kingdom represented 27.4% and 13.3%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

7. SHARES OF BENEFICIAL INTEREST +

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE YEAR                       FOR THE YEAR
                                                            ENDED                              ENDED
                                                        MAY 31, 2006                       MAY 31, 2005
                                              ------------------------------    ------------------------------
                                                  SHARES           AMOUNT           SHARES          AMOUNT
                                              -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                                125,920    $   2,011,078          393,172    $   5,545,670
Conversion from Class B                             152,479        2,414,744        1,714,243       27,368,927
Reinvestment of dividends and distributions         425,687        5,989,413           13,820          211,178
Redeemed                                           (599,716)      (9,572,450)        (270,240)      (4,049,633)
                                              -------------    -------------    -------------    -------------
Net increase -- Class A                             104,370          842,785        1,850,995       29,076,142
                                              -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                                 90,128        1,364,893          828,399       11,483,642
Conversion to Class A                              (161,233)      (2,414,744)      (1,801,090)     (27,368,927)
Reinvestment of dividends and distributions         414,686        5,511,183           92,355        1,347,462
Redeemed                                         (1,017,236)     (15,274,177)      (1,277,503)     (18,129,168)
                                              -------------    -------------    -------------    -------------
Net decrease -- Class B                            (673,655)     (10,812,845)      (2,157,839)     (32,666,991)
                                              -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                                 27,754          420,269           83,487        1,139,397
Reinvestment of dividends and distributions          68,142          903,561            9,477          137,891
Redeemed                                           (163,178)      (2,471,782)        (100,021)      (1,437,917)
                                              -------------    -------------    -------------    -------------
Net decrease -- Class C                             (67,282)      (1,147,952)          (7,057)        (160,629)
                                              -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                                 96,064        1,561,521          470,165        6,662,014
Reinvestment of dividends and distributions         104,770        1,482,497           64,874          994,514
Redeemed                                         (1,863,310)     (30,977,662)      (1,440,699)     (20,688,669)
                                              -------------    -------------    -------------    -------------
Net decrease -- Class D                          (1,662,476)     (27,933,644)        (905,660)     (13,032,141)
                                              -------------    -------------    -------------    -------------
Net decrease in Fund                             (2,299,043)   $ (39,051,656)      (1,219,561)   $ (16,783,619)
                                              =============    =============    =============    =============

----------
  + ON JULY 30, 2004, THE FUND SUSPENDED THE OFFERING OF ITS SHARES TO NEW INVESTORS. THE FUND MAY RECOMMENCE OFFERING ITS SHARES TO NEW INVESTORS AT SUCH TIME AS THE INVESTMENT ADVISER DETERMINES THAT IT WOULD BE CONSISTENT WITH PRUDENT PORTFOLIO MANAGEMENT TO DO SO.

8. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                      FOR THE YEAR       FOR THE YEAR
                                                                         ENDED               ENDED
                                                                      MAY 31, 2006       MAY 31, 2005
                                                                     --------------     --------------
Ordinary income                                                      $    1,496,397     $      369,428
Long-term capital gains                                                  14,204,857          2,712,135
                                                                     --------------     --------------
Total distributions                                                  $   15,701,254     $    3,081,563
                                                                     ==============     ==============

As of May 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                                        $    3,119,427
Undistributed long-term gains                                            17,278,998
                                                                     --------------
Net accumulated earnings                                                 20,398,425
Foreign tax credit pass-through                                             124,635
Post-October losses                                                        (129,860)
Temporary differences                                                      (134,723)
Net unrealized appreciation                                              17,143,083
                                                                     --------------
Total accumulated earnings                                           $   37,401,560
                                                                     ==============

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, income from the mark-to-market of passive foreign investment companies ("PFICs") and foreign tax credit pass-through and permanent book/tax differences attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated undistributed net investment income was credited $718,880.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied plaintiff's motion to supplement their complaint. This matter is now concluded.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE YEAR ENDED MAY 31,
                                                 ---------------------------------------------------------------------
                                                    2006           2005           2004          2003           2002
                                                 ----------     ----------     ----------    ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    15.39     $    13.47     $     9.12    $    10.10     $     9.96
                                                 ----------     ----------     ----------    ----------     ----------

Income (loss) from investment operations:
  Net investment income (loss)++                       0.04           0.09           0.04          0.03          (0.03)
  Net realized and unrealized gain (loss)              3.46           2.26           4.31         (1.01)          0.42
                                                 ----------     ----------     ----------    ----------     ----------
Total income (loss) from investment operations         3.50           2.35           4.35         (0.98)          0.39
                                                 ----------     ----------     ----------    ----------     ----------

Less dividends and distributions from:
  Net investment income                               (0.14)         (0.10)             -             -              -
  Net realized gain                                   (3.18)         (0.33)             -             -          (0.25)
                                                 ----------     ----------     ----------    ----------     ----------
Total dividends and distributions                     (3.32)         (0.43)             -             -          (0.25)
                                                 ----------     ----------     ----------    ----------     ----------

Net asset value, end of period                   $    15.57     $    15.39     $    13.47    $     9.12     $    10.10
                                                 ==========     ==========     ==========    ==========     ==========

TOTAL RETURN+                                         25.01%         17.47%         47.70%        (9.70)%         4.33%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.80%(2)       1.81%          2.03%         2.27%          2.40%
Net investment income (loss)                           0.23%(2)       0.58%          0.32%         0.36%         (0.46)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   35,197     $   33,179     $    4,109    $    6,623     $    1,113
Portfolio turnover rate                                  40%            33%            52%           70%            62%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.89% AND 0.12%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED MAY 31,
                                                 ----------------------------------------------------------------------
                                                    2006            2005           2004          2003           2002
                                                 ----------      ----------     ----------    ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    14.64      $    12.85     $     8.79    $     9.81     $     9.76
                                                 ----------      ----------     ----------    ----------     ----------

Income (loss) from investment operations:
  Net investment loss++                               (0.09)          (0.02)         (0.05)        (0.03)         (0.11)
  Net realized and unrealized gain (loss)              3.29            2.14           4.11         (0.99)          0.41
                                                 ----------      ----------     ----------    ----------     ----------
Total income (loss) from investment operations         3.20            2.12           4.06         (1.02)          0.30
                                                 ----------      ----------     ----------    ----------     ----------

Less dividends and distributions from:
  Net investment income                                  --           (0.00)(1)         --            --             --
  Net realized gain                                   (3.18)          (0.33)            --            --          (0.25)
                                                 ----------      ----------     ----------    ----------     ----------
Total dividends and distributions                     (3.18)          (0.33)            --            --          (0.25)
                                                 ----------      ----------     ----------    ----------     ----------

Net asset value, end of period                   $    14.66      $    14.64     $    12.85    $     8.79     $     9.81
                                                 ==========      ==========     ==========    ==========     ==========

TOTAL RETURN+                                         24.01%          16.55%         46.19%       (10.40)%         3.49%

RATIOS TO AVERAGE NET ASSETS(2):
Expenses                                               2.55%(3)        2.57%          2.79%         3.03%          3.16%
Net investment loss                                   (0.52)%(3)      (0.18)%        (0.44)%       (0.40)%        (1.22)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   28,148      $   37,970     $   61,055    $   36,299     $   42,684
Portfolio turnover rate                                  40%             33%            52%           70%            62%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DISTRIBUTION OF INVESTMENT INCOME OF LESS THAN $0.005.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.64% AND (0.63)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED MAY 31,
                                                 ----------------------------------------------------------------------
                                                    2006            2005           2004          2003           2002
                                                 ----------      ----------     ----------    ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    14.62      $    12.84     $     8.78    $     9.80     $     9.73
                                                 ----------      ----------     ----------    ----------     ----------

Income (loss) from investment operations:
  Net investment loss++                               (0.06)          (0.01)         (0.04)        (0.03)         (0.08)
  Net realized and unrealized gain (loss)              3.28            2.15           4.10         (0.99)          0.40
                                                 ----------      ----------     ----------    ----------     ----------
Total income (loss) from investment operations         3.22            2.14           4.06         (1.02)          0.32
                                                 ----------      ----------     ----------    ----------     ----------

Less dividends and distributions from:
  Net investment income                                   -           (0.03)             -             -              -
  Net realized gain                                   (3.18)          (0.33)             -             -          (0.25)
                                                 ----------      ----------     ----------    ----------     ----------
Total dividends and distributions                     (3.18)          (0.36)             -             -          (0.25)
                                                 ----------      ----------     ----------    ----------     ----------

Net asset value, end of period                   $    14.66      $    14.62     $    12.84    $     8.78     $     9.80
                                                 ==========      ==========     ==========    ==========     ==========

TOTAL RETURN+                                         24.40%          16.62%         46.24%       (10.41)%         3.71%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               2.37%(2)        2.46%          2.79%         3.00%          2.89%
Net investment loss                                   (0.34)%(2)      (0.07)%        (0.44)%       (0.37)%        (0.95)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    4,499      $    5,469     $    4,896    $    1,652     $    1,511
Portfolio turnover rate                                  40%             33%            52%           70%            62%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.46% AND (0.45)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED MAY 31,
                                                 ---------------------------------------------------------------------
                                                    2006           2005           2004          2003           2002
                                                 ----------     ----------     ----------    ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    15.45     $    13.50     $     9.14    $    10.10     $     9.95
                                                 ----------     ----------     ----------    ----------     ----------

Income (loss) from investment operations:
  Net investment income (loss)++                       0.08           0.12           0.08          0.05          (0.01)
  Net realized and unrealized gain (loss)              3.47           2.27           4.28         (1.01)          0.41
                                                 ----------     ----------     ----------    ----------     ----------
Total income (loss) from investment operations         3.55           2.39           4.36         (0.96)          0.40
                                                 ----------     ----------     ----------    ----------     ----------

Less dividends and distributions from:
  Net investment income                               (0.15)         (0.11)             -             -              -
  Net realized gain                                   (3.18)         (0.33)             -             -          (0.25)
                                                 ----------     ----------     ----------    ----------     ----------
Total dividends and distributions                     (3.33)         (0.44)             -             -          (0.25)
                                                 ----------     ----------     ----------    ----------     ----------

Net asset value, end of period                   $    15.67     $    15.45     $    13.50    $     9.14     $    10.10
                                                 ==========     ==========     ==========    ==========     ==========

TOTAL RETURN+                                         25.28%         17.75%         47.70%        (9.50)%         4.54%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.55%(2)       1.57%          1.79%         2.03%          2.16%
Net investment income (loss)                           0.48%(2)       0.82%          0.56%         0.60%         (0.22)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    9,648     $   35,191     $   42,989    $   15,128     $    8,995
Portfolio turnover rate                                  40%            33%            52%           70%            62%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.64% AND 0.37%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY INTERNATIONAL SMALLCAP FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International SmallCap Fund (the "Fund"), including the portfolio of investments, as of May 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International SmallCap Fund as of May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 20, 2006

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                      TERM OF                                      IN FUND
                                        POSITION(S)  OFFICE AND                                    COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH   LENGTH OF        PRINCIPAL OCCUPATION(S)    OVERSEEN BY   OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS**      TRUSTEE***     HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ------------------------------- ----------- -----------------------
Michael Bozic (65)                      Trustee     Since        Private Investor; Chairman of   197         Director of various
c/o Kramer Levin Naftalis & Frankel LLP             April 1994   the Insurance Committee (since              business organizations.
Counsel to the Independent Trustees                              July 2006) and Director or
1177 Avenue of the Americas                                      Trustee of the Retail Funds
New York, NY 10036                                               (since April 1994) and the
                                                                 Institutional Funds (since July
                                                                 2003); formerly Vice Chairman
                                                                 of Kmart Corporation (December
                                                                 1998-October 2000), Chairman
                                                                 and Chief Executive Officer of
                                                                 Levitz Furniture Corporation
                                                                 (November 1995-November 1998)
                                                                 and President and Chief
                                                                 Executive Officer of Hills
                                                                 Department Stores (May
                                                                 1991-July 1995); formerly
                                                                 variously Chairman, Chief
                                                                 Executive Officer, President
                                                                 and Chief Operating Officer
                                                                 (1987-1991) of the Sears
                                                                 Merchandise Group of Sears,
                                                                 Roebuck & Co.

Edwin J. Garn (73)                      Trustee     Since        Consultant; Director or Trustee 197         Director of Franklin
1031 N. Chartwell Court                             January 1993 of the Retail Funds (since                  Covey (time management
Salt Lake City, UT 84103                                         January 1993) and the                       systems), BMW Bank of
                                                                 Institutional Funds (since July             North America, Inc.
                                                                 2003); member of the Utah                   (industrial loan
                                                                 Regional Advisory Board of                  corporation), Escrow
                                                                 Pacific Corp. (utility                      Bank USA (industrial
                                                                 company); formerly Managing                 loan corporation),
                                                                 Director of Summit Ventures LLC             United Space Alliance
                                                                 (2000-2004) (lobbying and                   (joint venture between
                                                                 consulting firm); United States             Lockheed Martin and the
                                                                 Senator (R-Utah) (1974-1992)                Boeing Company) and
                                                                 and Chairman, Senate Banking                Nuskin Asia Pacific
                                                                 Committee (1980-1986), Mayor of             (multilevel marketing);
                                                                 Salt Lake City, Utah                        member of the board of
                                                                 (1971-1974), Astronaut, Space               various civic and
                                                                 Shuttle Discovery (April 12-19,             charitable
                                                                 1985), and Vice Chairman,                   organizations.
                                                                 Huntsman Corporation (chemical
                                                                 company).

Wayne E. Hedien (72)                    Trustee     Since        Retired; Director or Trustee of 197         Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP             September    the Retail Funds (since                     Group Inc. (private
Counsel to the Independent Trustees                 1997         September 1997) and the                     mortgage insurance);
1177 Avenue of the Americas                                      Institutional Funds (since July             Trustee and Vice
New York, NY 10036                                               2003); formerly associated with             Chairman of The Field
                                                                 the Allstate Companies                      Museum of Natural
                                                                 (1966-1994), most recently as               History; director of
                                                                 Chairman of The Allstate                    various other business
                                                                 Corporation (March                          and charitable
                                                                 1993-December 1994) and                     organizations.
                                                                 Chairman and Chief Executive
                                                                 Officer of its wholly-owned
                                                                 subsidiary, Allstate Insurance
                                                                 Company (July 1989-December
                                                                 1994).

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                      TERM OF                                      IN FUND
                                        POSITION(S)  OFFICE AND                                    COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH   LENGTH OF        PRINCIPAL OCCUPATION(S)    OVERSEEN BY   OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS**      TRUSTEE***     HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ------------------------------- ----------- -----------------------
Dr. Manuel H. Johnson (57)              Trustee     Since        Senior Partner, Johnson Smick   197         Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                       July 1991    International, Inc., a                      (home construction);
888 16th Street, NW                                              consulting firm; Chairman of                Director of KFX Energy;
Suite 740                                                        the Audit Committee and                     Director of RBS
Washington, D.C. 20006                                           Director or Trustee of the                  Greenwich Capital
                                                                 Retail Funds (since July 1991)              Holdings (financial
                                                                 and the Institutional Funds                 holding company).
                                                                 (since July 2003); Co-Chairman
                                                                 and a founder of the Group of
                                                                 Seven Council (G7C), an
                                                                 international economic
                                                                 commission; formerly Vice
                                                                 Chairman of the Board of
                                                                 Governors of the Federal
                                                                 Reserve System and Assistant
                                                                 Secretary of the U.S. Treasury.

Joseph J. Kearns (63)                   Trustee     Since        President, Kearns & Associates  198         Director of Electro
c/o Kearns & Associates LLC                         July 2003    LLC (investment consulting);                Rent Corporation
PMB754                                                           Deputy Chairman of the Audit                (equipment leasing),
23852 Pacific Coast Highway                                      Committee and Director or                   The Ford Family
Malibu, CA 90265                                                 Trustee of the Retail Funds                 Foundation, and the
                                                                 (since July 2003) and the                   UCLA Foundation.
                                                                 Institutional Funds (since
                                                                 August 1994); previously
                                                                 Chairman of the Audit Committee
                                                                 of the Institutional Funds
                                                                 (October 2001-July 2003);
                                                                 formerly CFO of the J. Paul
                                                                 Getty Trust.

Michael E. Nugent (70)                  Chairman of Chairman of  General Partner of Triumph      197         None.
c/o Triumph Capital, L.P.               the Board   the Board    Capital, L.P., a private
445 Park Avenue                         and Trustee (since July  investment partnership;
New York, NY 10022                                  2006) and    Chairman of the Board of the
                                                    Trustee      Retail Funds and Institutional
                                                    (since       Funds (since July 2006) and
                                                    July 1991)   Director or Trustee of the
                                                                 Retail Funds (since July 1991)
                                                                 and the Institutional Funds
                                                                 (since July 2001); formerly
                                                                 Chairman of the Insurance
                                                                 Committee (July 1991-July 2006)
                                                                 and Vice President, Bankers
                                                                 Trust Company and BT Capital
                                                                 Corporation (1984-1988).

Fergus Reid (73)                        Trustee     Since        Chairman of Lumelite Plastics   198         Trustee and Director of
c/o Lumelite Plastics Corporation                   July 2003    Corporation; Chairman of the                certain investment
85 Charles Colman Blvd.                                          Governance Committee and                    companies in the
Pawling, NY 12564                                                Director or Trustee of the                  JPMorgan Funds complex
                                                                 Retail Funds (since July 2003)              managed by J.P. Morgan
                                                                 and the Institutional Funds                 Investment Management
                                                                 (since June 1992).                          Inc.

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                      TERM OF                                      IN FUND
                                        POSITION(S)  OFFICE AND                                    COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH   LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS
          INTERESTED TRUSTEE            REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**       TRUSTEE***     HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ------------------------------- ----------- -----------------------
Charles A. Fiumefreddo (73)             Trustee     Since        Director or Trustee of the      197         None.
c/o Morgan Stanley Trust                            July 1991    Retail Funds (since July 1991)
Harborside Financial Center                                      and the Institutional Funds
Plaza Two                                                        (since July 2003); formerly
Jersey City, NJ 07311                                            Chairman of the Retail Funds
                                                                 (July 1991-July 2006) and the
                                                                 Institutional Funds (July
                                                                 2003-July 2006) and Chief
                                                                 Executive Officer of the Retail
                                                                 Funds (until September 2002).

James F. Higgins (58)                   Trustee     Since        Director or Trustee of the      197         Director of AXA
c/o Morgan Stanley Trust                            June 2000    Retail Funds (since June 2000)              Financial, Inc. and The
Harborside Financial Center                                      and the Institutional Funds                 Equitable Life
Plaza Two                                                        (since July 2003); Senior                   Assurance Society of
Jersey City, NJ 07311                                            Advisor of Morgan Stanley                   the United States
                                                                 (since August 2000).                        (financial services).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                              TERM OF
                                           POSITION(S)       OFFICE AND
       NAME, AGE AND ADDRESS OF             HELD WITH        LENGTH OF
          EXECUTIVE OFFICER                REGISTRANT       TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------  --------------  -----------------  --------------------------------------------------------
Ronald E. Robison (67)                   President and   President (since   President (since September 2005) and Principal Executive
1221 Avenue of the Americas              Principal       September 2005)    Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020                       Executive       and Principal      President (since September 2005) and Principal Executive
                                         Officer         Executive Officer  Officer (since May 2003) of the Van Kampen Funds;
                                                         (since May 2003)   Managing Director, Director and/or Officer of the
                                                                            Investment Adviser and various entities affiliated with
                                                                            the Investment Adviser; Director of Morgan Stanley SICAV
                                                                            (since May 2004). Formerly, Executive Vice President
                                                                            (July 2003 to September 2005) of funds in the Fund
                                                                            Complex and the Van Kampen Funds; President and Director
                                                                            of the Institutional Funds (March 2001 to July 2003);
                                                                            Chief Global Operating Officer of Morgan Stanley
                                                                            Investment Management Inc.; Chief Administrative Officer
                                                                            of Morgan Stanley Investment Advisors Inc.; Chief
                                                                            Administrative Officer of Morgan Stanley Services
                                                                            Company Inc.

J. David Germany (51)                    Vice President  Since              Managing Director and (since December 2005) Chief
Morgan Stanley                                           February 2006      Investment Officer - Global Fixed Income of Morgan
Investment Management Ltd.                                                  Stanley Investment Management; Managing Director and
25 Cabot Square                                                             Director of Morgan Stanley Investment Management Ltd.;
Canary Wharf, London                                                        Vice President (since February 2006) of the Retail and
United Kingdom E144QA                                                       Institutional Funds.

Dennis F. Shea (53)                      Vice President  Since              Managing Director and (since February 2006) Chief
1221 Avenue of the Americas                              February 2006      Investment Officer - Global Equity of Morgan Stanley
New York, NY 10020                                                          Investment Management; Vice President (since February
                                                                            2006) of the Retail and Institutional Funds. Formerly,
                                                                            Managing Director and Director of Global Equity Research
                                                                            at Morgan Stanley.

Barry Fink (51)                          Vice President  Since              Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                              February 1997      Investment Management; Managing Director of the
New York, NY 10020                                                          Investment Adviser and various entities affiliated with
                                                                            the Investment Adviser; Vice President of the Retail
                                                                            Funds and (since July 2003) the Institutional Funds.
                                                                            Formerly, Secretary, General Counsel and/or Director of
                                                                            the Investment Adviser and various entities affiliated
                                                                            with the Investment Adviser; Secretary and General
                                                                            Counsel of the Retail Funds.

Amy R. Doberman (44)                     Vice President  Since July 2004    Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                                 Management of Morgan Stanley Investment Management
New York, NY 10020                                                          (since July 2004); Vice President of the Retail Funds
                                                                            and the Institutional Funds (since July 2004); Vice
                                                                            President of the Van Kampen Funds (since August 2004);
                                                                            Secretary (since February 2006) and Managing Director
                                                                            (since July 2004) of the Investment Adviser and various
                                                                            entities affiliated with the Investment Adviser.
                                                                            Formerly, Managing Director and General Counsel -
                                                                            Americas, UBS Global Asset Management (July 2000 to July
                                                                            2004).

Carsten Otto (42)                        Chief           Since              Managing Director and U.S. Director of Compliance for
1221 Avenue of the Americas              Compliance      October 2004       Morgan Stanley Investment Management (since October
New York, NY 10020                       Officer                            2004); Managing Director and Chief Compliance Officer of
                                                                            Morgan Stanley Investment Management. Formerly,
                                                                            Assistant Secretary and Assistant General Counsel of the
                                                                            Retail Funds.

                                                              TERM OF
                                           POSITION(S)       OFFICE AND
      NAME, AGE AND ADDRESS OF              HELD WITH        LENGTH OF
         EXECUTIVE OFFICER                  REGISTRANT      TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------  ---------------  ----------------  --------------------------------------------------------
Stefanie V. Chang Yu (39)                Vice President   Since July 2003   Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                                 entities affiliated with the Investment Adviser; Vice
New York, NY 10020                                                          President of the Retail Funds (since July 2002) and the
                                                                            Institutional Funds (since December 1997). Formerly,
                                                                            Secretary of various entities affiliated with the
                                                                            Investment Adviser.

Francis J. Smith (40)                    Treasurer and    Treasurer (since  Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust                 Chief Financial  July 2003) and    entities affiliated with the Investment Adviser;
Harborside Financial Center              Officer          Chief Financial   Treasurer and Chief Financial Officer of the Retail
Plaza Two                                                 Officer (since    Funds (since July 2003). Formerly, Vice President of the
Jersey City, NJ 07311                                     September 2002)   Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39)                      Secretary        Since July 2003   Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                                 entities affiliated with the Investment Adviser;
New York, NY 10020                                                          Secretary of the Retail Funds (since July 2003) and the
                                                                            Institutional Funds (since June 1999).

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended May 31, 2006, the Fund paid to its shareholders $2.94 per share from long-term capital gains. For such period, 100% of the Fund's ordinary income dividends paid qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

ISMRPT-38543RPT-RA06-00628P-Y05/06

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                      MORGAN STANLEY INTERNATIONAL SMALLCAP FUND


                                                                   ANNUAL REPORT
                                                                    MAY 31, 2006

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2005

                                                            REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES                                    $   41,660                     N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $      531(2)   $         5,190,300(2)
                   TAX FEES                                 $    6,388(3)   $         2,044,491(4)
                   ALL OTHER FEES                           $       --      $                --
              TOTAL NON-AUDIT FEES                          $    6,919      $         7,234,791

              TOTAL                                         $   48,579      $         7,234,791

          2004

                                                            REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES                                    $   40,074                      N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $      540(2)   $         3,215,745(2)
                   TAX FEES                                 $    6,697(3)   $            24,000(4)
                   ALL OTHER FEES                           $       --      $                --
              TOTAL NON-AUDIT FEES                          $    7,237      $         3,239,745

              TOTAL                                         $   47,311      $         3,239,745

            N/A- Not applicable, as not required by Item 4.

            (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
            (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
            (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
            (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

        MORGAN STANLEY RETAIL FUNDS
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley & Co. Incorporated
        Morgan Stanley DW Inc.
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investment Management Limited
        Morgan Stanley Investment Management Private Limited
        Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
        Van Kampen Asset Management
        Morgan Stanley Services Company, Inc.
        Morgan Stanley Distributors Inc.
        Morgan Stanley Trust FSB

        MORGAN STANLEY INSTITUTIONAL FUNDS
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley Investment Management Limited
        Morgan Stanley Investment Management Private Limited
        Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
        Morgan Stanley & Co. Incorporated
        Morgan Stanley Distribution, Inc.
        Morgan Stanley AIP GP LP
        Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006